Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of actual shares delivered, Senior management (Details) - Current senior managers - shares
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred conditional variable remuneration plan (2015)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	146,930
Deferred conditional variable remuneration plan (2017)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	2,786
Deferred conditional variable remuneration plan (2018)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	3,474
Deferred conditional variable remuneration plan and linked to objectives (2016)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	114,006	131,938
Deferred conditional variable remuneration plan and linked to objectives (2017)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	107,891	79,104
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	79,037	267,686
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	288,041	321,006
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	360,614	1,742,419
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	2,556,117	0